Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ 276,143	₩ (38,294)
Changes in the unrealized fair value of available-for-sale investments	183,761	218,542
Reclassification to profit or loss upon disposal	(299,862)	(88,781)
Impairment of available-for-sale investments	96,083	187,108
Others	(25,935)	(2,432)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ 230,190	₩ 276,143